Consolidated Statements of Changes in Shareholders Equity (Deficit) - USD ($) $ in Thousands	Total	Preferred Shares [Member]	Common Shares [Member]	Additional Paid-in Capital	Accumulated deficit [Member]
Beginning Balance at Dec. 31, 2012	$ 7,803			$ 131,337	$ (123,534)
Beginning Balance (in shares) at Dec. 31, 2012			272,566
Net loss	(48,705)				$ (48,705)
Stock compensation expense	42			$ 42
Stock issued pursuant to debt extinguishment (Exchange Agreement, (Note 16)	20,576			20,567
Stock issued pursuant to debt extinguishment (Exchange Agreement, (Note 16), Shares			3
Stock issued to Manager	2,837			2,837
Stock issued for settlement of liability	13,599			13,599
Stock issued for settlement of liability, Shares			2
Stock issued for cancellation of covenant	1,180			1,180
Stock issued to Company's officers, directors and employees	3,783			3,783
Beneficial conversion feature	262			262
Common stock issued for convertible notes	375			375
Preferred stock issued for cash	$ 10,000			10,000
Preferred stock issued for cash, Shares		100,000
Preferred stock converted into common stock
Preferred stock converted into common stock, Shares		(44,000)
Stock issued through equity lines	$ 1,041			1,041
Ending Balance at Dec. 31, 2013	12,793			$ 185,032	$ (172,239)
Ending Balance, Shares at Dec. 31, 2013		56,000	5
Net loss	(12,688)				$ (12,688)
Stock compensation expense	$ 637		$ 2	$ 637
Stock compensation expense, Shares
Cashless warrants exercised			$ 13
Cashless warrants exercised, Shares
Beneficial conversion feature	$ 164			$ 164
Common stock issued for convertible notes	128			128
Preferred stock issued for cash, Shares		250,000
Series D Preferred stock issued for cash	23,969			$ 23,969
Series D Preferred stock issued for cash, Shares		250,000
Series D Preferred stock converted into common stock	$ 23,969
Series D Preferred stock converted into common stock, Shares		(241,840)	5
Series C Preferred stock converted into common stock
Series C Preferred stock converted into common stock, Shares		(56,000)	1
Ending Balance at Dec. 31, 2014	$ 25,004			$ 209,930	$ (184,927)
Ending Balance, Shares at Dec. 31, 2014		8,160	26
Net loss	(52,949)				$ (50,374)
Stock compensation expense	$ 898			$ 898
Stock compensation expense, Shares			250
Cashless warrants exercised
Cashless warrants exercised, Shares			8,544
Stock issued for settlement of liability	$ 1,004			$ 1,004
Stock issued for settlement of liability, Shares			117
Common stock issued for convertible notes	9,282			9,282
Common stock issued for convertible notes, Shares			9,692
Ending Balance at Dec. 31, 2015	$ (14,185)			$ 221,114	$ (235,299)
Ending Balance, Shares at Dec. 31, 2015		8,160	18,629